Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of balance sheet information related to operating lease
	December 31, 2021	December 31, 2020
Operating lease assets:
Operating lease right of use asset – related party	$3,297,318	$3,674,255
Operating lease right of use asset – third party	1,987,061	-
Total operating lease assets	$5,284,379	$3,674,255

Operating lease obligations:
Operating lease liabilities – related party	3,451,864	3,688,196
Operating lease liabilities – third party	1,858,783	-
Total operating lease obligations	$5,310,647	$3,688,196

Current operating lease liabilities	1,317,006	721,003
Non-current operating lease liabilities	3,993,641	2,967,193
Total operating lease obligations	$5,310,647	$3,688,196

Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases
December 31, 2021
Weighted-average remaining lease term	4.84 years

Weighted-average discount rate	4.75%

Schedule of maturity of operating lease liabilities
12 months ending December 31,
2022	$1,532,876
2023	1,571,352
2024	1,508,798
2025	210,280
2026	210,280
Thereafter	905,259
Total lease payments	5,938,845
Less: imputed interest	(628,198)
Total lease liabilities	$5,310,647